Cash and Bank Balances	12 Months Ended
Dec. 31, 2023
Cash and Bank Balances [Abstract]
CASH AND BANK BALANCES

18 CASH AND BANK BALANCES

Cash and cash equivalents reflected in the consolidated statement of cash flows comprise the following statement of financial position amounts:

	2023	2022	2021
	USD	USD	USD

Bank balances	6,202,248	3,094,439	649,779
Cash on hand	36,832	22,648	193
	6,239,080	3,117,087	649,972
Less: bank overdrafts	(7,395)	(3,756)	(17,432)
Cash and cash equivalents	6,231,685	3,113,331	632,540

Bank overdrafts carry an interest rate between 7% - 10%.